Consolidated Shareholders' Equity - Summary of Principal Characteristics of Restricted Share Plans (Details) € / shares in Units, € in Millions	6 Months Ended
Jun. 30, 2022 EUR (€) shares € / shares
Restricted share plan 2022
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	3,344,432
Fair value of plan at the date of grant | €	€ 294
Service period	3 years
Restricted share plan 2022 | Without market condition
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	2,000,627
Fair value per share awarded (in euros per share) | € / shares	€ 91.19
Restricted share plan 2022 | With market condition
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	1,343,805
Restricted share plan 2022 | With market condition | Excluding General Director
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	1,146,431
Fair value per share awarded (in euros per share) | € / shares	€ 86.65
Restricted share plan 2022 | With market condition | Chief Executive Officer
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	82,500
Fair value per share awarded (in euros per share) | € / shares	€ 84.46
Restricted Share Plan 2022, additional shares | With market condition | Excluding General Director
Disclosure of classes of share capital [Line Items]
Total number of shares awarded (in shares)	114,874
Fair value per share awarded (in euros per share) | € / shares	€ 49.00